                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01228

                        Van Kampen Growth and Income Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 11/30/06

Item 1. Reports to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Growth and Income Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of November 30, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I [AND R] SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 11/30/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell 1000 Value Index from 11/30/96 through 11/30/06. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                 VAN KAMPEN GROWTH & INCOME
                                                                            FUND                     RUSSELL 1000 VALUE INDEX
                                                                 --------------------------          ------------------------
11/96                                                                       9427                              10000
                                                                            9305                               9872
                                                                            9680                              10351
                                                                            9765                              10503
                                                                            9425                              10125
                                                                            9777                              10551
                                                                           10439                              11140
                                                                           10814                              11618
                                                                           11648                              12492
                                                                           11100                              12047
                                                                           11671                              12775
                                                                           11213                              12418
11/97                                                                      11433                              12967
                                                                           11584                              13346
                                                                           11675                              13157
                                                                           12420                              14043
                                                                           13137                              14902
                                                                           13242                              15001
                                                                           13151                              14779
                                                                           13374                              14968
                                                                           13072                              14704
                                                                           11396                              12516
                                                                           11836                              13234
                                                                           12632                              14260
11/98                                                                      13286                              14924
                                                                           13719                              15432
                                                                           13727                              15555
                                                                           13240                              15335
                                                                           13492                              15653
                                                                           14415                              17115
                                                                           14521                              16927
                                                                           15157                              17418
                                                                           14901                              16908
                                                                           14562                              16281
                                                                           14055                              15712
                                                                           15013                              16616
11/99                                                                      15118                              16486
                                                                           15462                              16566
                                                                           15105                              16025
                                                                           14974                              14835
                                                                           16472                              16645
                                                                           16384                              16451
                                                                           16629                              16624
                                                                           16259                              15865
                                                                           16346                              16063
                                                                           17765                              16957
                                                                           17904                              17112
                                                                           18132                              17533
11/00                                                                      17597                              16882
                                                                           18403                              17728
                                                                           18147                              17796
                                                                           17430                              17301
                                                                           16869                              16690
                                                                           17736                              17508
                                                                           18180                              17901
                                                                           17921                              17504
                                                                           18198                              17467
                                                                           17417                              16768
                                                                           16119                              15587
                                                                           15960                              15453
11/01                                                                      17090                              16352
                                                                           17288                              16737
                                                                           17186                              16608
                                                                           17359                              16634
                                                                           18091                              17421
                                                                           17743                              16824
                                                                           17743                              16908
                                                                           16555                              15937
                                                                           15118                              14456
                                                                           15252                              14565
                                                                           13626                              12946
                                                                           14470                              13905
11/02                                                                      15128                              14781
                                                                           14745                              14139
                                                                           14332                              13796
                                                                           14074                              13429
                                                                           14009                              13451
                                                                           15013                              14635
                                                                           16089                              15580
                                                                           16277                              15774
                                                                           16557                              16009
                                                                           16827                              16259
                                                                           16663                              16100
                                                                           17412                              17085
11/03                                                                      17630                              17317
                                                                           18810                              18384
                                                                           19061                              18708
                                                                           19551                              19109
                                                                           19141                              18942
                                                                           18849                              18479
                                                                           18985                              18667
                                                                           19422                              19108
                                                                           19065                              18839
                                                                           19076                              19107
                                                                           19483                              19403
                                                                           19788                              19726
11/04                                                                      20577                              20723
                                                                           21433                              21417
                                                                           20955                              21037
                                                                           21677                              21734
                                                                           21413                              21436
                                                                           21263                              21052
                                                                           21713                              21559
                                                                           21924                              21795
                                                                           22719                              22425
                                                                           22794                              22328
                                                                           23179                              22641
                                                                           22985                              22066
11/05                                                                      23405                              22788
                                                                           23549                              22928
                                                                           24065                              23818
                                                                           24030                              23963
                                                                           24231                              24288
                                                                           24885                              24905
                                                                           24289                              24276
                                                                           24234                              24431
                                                                           24750                              25025
                                                                           25043                              25444
                                                                           25672                              25951
                                                                           26320                              26801
11/06                                                                      26626                              27413

                           A SHARES            B SHARES            C SHARES           R SHARES             I SHARES
                         since 8/1/46        since 8/2/93        since 8/2/93       since 10/1/02       since 10/19/04
------------------------------------------------------------------------------------------------------------------------
                                 W/MAX               W/MAX               W/MAX
                         W/O     5.75%       W/O     5.00%       W/O     1.00%
AVERAGE ANNUAL          SALES    SALES      SALES    SALES      SALES    SALES        W/O SALES           W/O SALES
TOTAL RETURNS          CHARGES   CHARGE    CHARGES   CHARGE    CHARGES   CHARGE        CHARGES             CHARGES

Since Inception        10.08%     9.97%    12.02%    12.02%    11.91%    11.91%        16.28%               16.71%
10-year                10.94     10.29     10.28     10.28     10.11     10.11            --                   --
5-year                  9.27      7.99      8.61      8.39      8.47      8.47            --                   --
1-year                 13.76      7.20     13.70      8.70     12.88     11.88         13.48                13.98
------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares, up to 1.00 percent for Class B and C shares and up to 0.50 percent for Class R shares. Class R shares are available for purchase by investors through or in tax-exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer sponsored 403(b) plans). Class R shares are offered without any sales charges on purchases or sales. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. The since inception and 10-year returns for Class B shares reflect the conversion to Class A shares after eight years. The since inception returns for Class C shares reflect the conversion to Class A shares after ten years. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The index does not include any expenses, fees or sales charges, which would lower performance. The index should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED NOVEMBER 30, 2006

MARKET CONDITIONS

The uncertainties of slower economic growth, higher inflation and rising interest rates continued to affect investor sentiment throughout the 12-month period. Investors paid close attention to the Federal Open Market Committee's (the "Fed") policy meetings and Fed members' public statements. Although the economy and stock market did rebound from the devastating 2005 Gulf Coast hurricanes, evidence of deterioration in the housing market and still-rising oil prices weighed on investors in the first half of 2006. Stock volatility increased dramatically in May and June--in concert with the Fed's 16th and 17th federal funds rate increases--as investors began to worry about the impact of the Fed's two-year tightening stance on the slowing economy. Flaring geopolitical tensions were an additional cause for concern, and sent oil prices to a new record high in July.

By August, however, the stock market stabilized and turned upward again. The Fed left the federal funds rate unchanged at each of its meetings since June, oil prices eased from their highs, and consumer confidence improved. Generally speaking, corporate profits continued to be robust and quarterly earnings reports were fairly strong. Disappointing second and third quarter gross domestic product growth and a further downward revision to the second quarter data did not dampen stock investors' enthusiasm, which remained largely positive through the final months of the period. In this environment, all sectors in the Russell 1000(R) Value Index had positive returns for the 12-month period, led by energy, telecommunication services and health care. The bottom performers were the technology and financials sectors, although both sectors produced double-digit gains.

PERFORMANCE ANALYSIS

The fund returned 13.76 percent for the 12 months ended November 30, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Russell 1000(R) Value Index, returned 20.28 percent for the period.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED NOVEMBER 30, 2006

---------------------------------------------------------------------------
                                                           RUSSELL
                                                           1000(R)
      CLASS A   CLASS B   CLASS C   CLASS R   CLASS I    VALUE INDEX

      13.76%    13.70%    12.88%    13.48%    13.98%       20.28%
---------------------------------------------------------------------------

The performance for the five share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The health care sector was the fund's primary detractor from performance relative to the Russell 1000 Value Index during the reporting period. Here, the fund held some large cap pharmaceutical stocks that produced positive returns on an absolute basis, but lagged the larger gains of some of the Russell 1000 Value Index's pharmaceutical stocks. The fund also lost ground in its exposure to the health care equipment and services industry, due to a negative company-specific event early in the period. Stock selection in the telecommunication services sector was another source of underperformance relative to the Russell 1000 Value Index, as the returns of the fund's holdings underperformed in comparison to the stronger returns of Russell 1000 Value Index's telecommunication stocks. The fund's underweight in the energy sector, which was the Russell 1000 Value Index's best performing sector during the period, also hampered performance.

In other areas, the fund performed well relative to the Russell 1000 Value Index. Within the financial services sector, an underweight allocation in regional banks and stock selection in the diversified financial industry contributed positively to the fund's return. Stock selection in the consumer discretionary sector also added to gains. In this group, select holdings in the retail industry boosted performance, and the fund did not have exposure to the weakest performing auto stocks. Stock selection in the utility sector was another source of strong performance relative to the Russell 1000 Value Index. We also note that, on an absolute return basis, the fund achieved positive performance across all of its sectors during the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP 10 HOLDINGS AS OF 11/30/06
J.P. Morgan Chase & Co.                                           3.4%
Citigroup, Inc.                                                   2.8
Bayer AG                                                          2.8
Time Warner, Inc.                                                 2.7
General Electric Co.                                              2.6
Schering-Plough Corp.                                             2.4
Marsh & McLennan Cos., Inc.                                       2.3
Freddie Mac                                                       2.3
Symantec Corp.                                                    2.2
Verizon Communications, Inc.                                      2.2

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 11/30/06
Pharmaceuticals                                                  14.7%
Other Diversified Financial Services                              7.6
Integrated Telecommunication Services                             5.4
Industrial Conglomerates                                          4.4
Movies & Entertainment                                            4.3
Property & Casualty Insurance                                     4.2
Integrated Oil & Gas                                              4.2
Diversified Chemicals                                             4.1
Electric Utilities                                                4.0
Investment Banking & Brokerage                                    3.7
Packaged Foods & Meats                                            3.0
Insurance Brokers                                                 2.4
Thrifts & Mortgage Finance                                        2.3
Semiconductors                                                    2.3
Systems Software                                                  2.2
Aerospace & Defense                                               2.0
Regional Banks                                                    1.9
Soft Drinks                                                       1.7
Hypermarkets & Super Centers                                      1.7
Tobacco                                                           1.6
Broadcasting & Cable TV                                           1.4
Oil & Gas Equipment & Services                                    1.2
Gold                                                              1.1
Household Products                                                1.1
Multi-Line Insurance                                              1.0
Automobile Manufacturers                                          0.8
Asset Management & Custody Banks                                  0.8
Internet Software & Services                                      0.8
Managed Health Care                                               0.8
Distillers & Vintners                                             0.8
Internet Retail                                                   0.6
Food Retail                                                       0.5
Communications Equipment                                          0.5
Restaurants                                                       0.5
Biotechnology                                                     0.5
Department Stores                                                 0.5
Life & Health Insurance                                           0.5
Specialty Stores                                                  0.4
Industrial Machinery                                              0.4
Computer Hardware                                                 0.4

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 11/30/06
                                       (continued from previous page)
Health Care Equipment                                             0.3
Oil & Gas Storage & Transportation                                0.1
Specialized Consumer Services                                     0.1
Publishing                                                        0.0*
                                                                -----
Total Long-Term Investments                                      92.8
Total Short-Term Investments                                      7.5
Liabilities in Excess of Other Assets                            -0.3
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 6/1/06 - 11/30/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  6/1/06          11/30/06       6/1/06-11/30/06
Class A
  Actual.....................................    $1,000.00        $1,096.20           $4.20
  Hypothetical...............................     1,000.00         1,021.07            4.05
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,096.00            4.57
  Hypothetical...............................     1,000.00         1,020.67            4.41
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,091.85            8.13
  Hypothetical...............................     1,000.00         1,017.27            7.84
  (5% annual return before expenses)
Class R
  Actual.....................................     1,000.00         1,094.81            5.51
  Hypothetical...............................     1,000.00         1,019.77            5.32
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,097.55            2.89
  Hypothetical...............................     1,000.00         1,022.37            2.79
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.80%, 0.87%, 1.55%, 1.05% and 0.55% for Class A, B, C, R and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006

                                                               NUMBER OF
DESCRIPTION                                                     SHARES           VALUE
-------------------------------------------------------------------------------------------
COMMON STOCKS  92.8%
AEROSPACE & DEFENSE  2.0%
Northrop Grumman Corp. .....................................    1,258,000   $    84,197,940
Raytheon Co. ...............................................    2,418,200       123,424,928
                                                                            ---------------
                                                                                207,622,868
                                                                            ---------------
ASSET MANAGEMENT & CUSTODY BANKS  0.8%
State Street Corp. .........................................    1,311,900        81,508,347
                                                                            ---------------

AUTOMOBILE MANUFACTURERS  0.8%
Honda Motor Co., Ltd.--ADR (Japan) .........................    2,441,500        86,160,535
                                                                            ---------------

BIOTECHNOLOGY  0.5%
Applera Corp.--Applied Biosystems Group ....................    1,402,500        51,107,100
                                                                            ---------------

BROADCASTING & CABLE TV  1.4%
Clear Channel Communications, Inc. .........................    2,052,984        72,182,917
Comcast Corp., Class A (a) .................................    1,773,600        71,759,856
                                                                            ---------------
                                                                                143,942,773
                                                                            ---------------
COMMUNICATIONS EQUIPMENT  0.5%
Motorola, Inc. .............................................    2,486,300        55,121,271
                                                                            ---------------

COMPUTER HARDWARE  0.4%
Hewlett-Packard Co. ........................................      935,600        36,918,776
                                                                            ---------------

DEPARTMENT STORES  0.5%
Kohl's Corp. (a) ...........................................      710,400        49,443,840
                                                                            ---------------

DISTILLERS & VINTNERS  0.8%
Diageo PLC--ADR (United Kingdom) ...........................    1,020,800        78,897,632
                                                                            ---------------

DIVERSIFIED CHEMICALS  4.1%
Bayer AG--ADR (Germany) ....................................    5,545,400       286,419,910
Du Pont (E.I.) de Nemours & Co. ............................    2,870,900       134,731,337
                                                                            ---------------
                                                                                421,151,247
                                                                            ---------------
ELECTRIC UTILITIES  4.0%
American Electric Power Co., Inc. ..........................    2,614,400       108,523,744
Entergy Corp. ..............................................    1,978,200       180,649,224
FirstEnergy Corp. ..........................................    2,045,500       122,402,720
                                                                            ---------------
                                                                                411,575,688
                                                                            ---------------
FOOD RETAIL  0.5%
Safeway, Inc. ..............................................      813,315        25,058,235
SUPERVALU, Inc. ............................................      891,100        30,529,086
                                                                            ---------------
                                                                                 55,587,321
                                                                            ---------------
GOLD  1.1%
Newmont Mining Corp. .......................................    2,464,500       115,609,695
                                                                            ---------------

 10                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES           VALUE
-------------------------------------------------------------------------------------------
2yHEALTH CARE EQUIPMENT  0.3%
Boston Scientific Corp. (a) ................................    2,231,800   $    35,307,076
                                                                            ---------------

HOUSEHOLD PRODUCTS  1.1%
Kimberly-Clark Corp. .......................................      588,200        39,097,654
Procter & Gamble Co. .......................................    1,081,500        67,907,385
                                                                            ---------------
                                                                                107,005,039
                                                                            ---------------
HYPERMARKETS & SUPER CENTERS  1.7%
Wal-Mart Stores, Inc. ......................................    3,657,700       168,619,970
                                                                            ---------------

INDUSTRIAL CONGLOMERATES  4.4%
General Electric Co. .......................................    7,602,900       268,230,312
Siemens AG--ADR (Germany) ..................................    1,890,100       180,410,045
                                                                            ---------------
                                                                                448,640,357
                                                                            ---------------
INDUSTRIAL MACHINERY  0.4%
Ingersoll-Rand Co., Ltd., Class A (Bermuda) ................    1,002,900        39,123,129
                                                                            ---------------

INSURANCE BROKERS  2.4%
Marsh & McLennan Cos., Inc. ................................    7,626,700       239,630,914
                                                                            ---------------

INTEGRATED OIL & GAS  4.2%
BP PLC--ADR (United Kingdom)................................      148,640        10,119,411
ConocoPhillips .............................................    2,286,780       153,900,294
Exxon Mobil Corp. ..........................................    1,202,700        92,379,387
Royal Dutch Shell PLC, Class A--ADR (Netherlands) ..........    2,408,873       171,102,249
                                                                            ---------------
                                                                                427,501,341
                                                                            ---------------
INTEGRATED TELECOMMUNICATION SERVICES  5.4%
Embarq Corp. ...............................................    1,034,273        53,213,346
France Telecom--ADR (France)................................    2,993,500        78,040,545
Sprint Nextel Corp. ........................................    9,817,997       191,549,122
Verizon Communications, Inc. ...............................    6,440,714       225,038,547
                                                                            ---------------
                                                                                547,841,560
                                                                            ---------------
INTERNET RETAIL  0.6%
Amazon.com, Inc. (a) .......................................    1,625,300        65,564,602
                                                                            ---------------

INTERNET SOFTWARE & SERVICES  0.8%
Yahoo!, Inc. (a) ...........................................    3,000,100        80,972,699
                                                                            ---------------

INVESTMENT BANKING & BROKERAGE  3.7%
Charles Schwab Corp. .......................................    8,169,200       149,823,128
Goldman Sachs Group, Inc. ..................................      113,600        22,129,280
Merrill Lynch & Co., Inc. ..................................    2,339,500       204,542,485
                                                                            ---------------
                                                                                376,494,893
                                                                            ---------------
LIFE & HEALTH INSURANCE  0.5%
Aegon N.V. (Netherlands) ...................................    2,566,200        46,602,192
                                                                            ---------------

See Notes to Financial Statements                                             11

VAN KAMPEN GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES           VALUE
-------------------------------------------------------------------------------------------
MANAGED HEALTH CARE  0.8%
Cigna Corp. ................................................      633,200   $    79,814,860
                                                                            ---------------

MOVIES & ENTERTAINMENT  4.3%
Time Warner, Inc. ..........................................   13,598,200       273,867,748
Viacom, Inc., Class B (a) ..................................    4,323,900       162,189,489
                                                                            ---------------
                                                                                436,057,237
                                                                            ---------------
MULTI-LINE INSURANCE  1.0%
Hartford Financial Services Group, Inc. ....................    1,151,340        98,738,918
                                                                            ---------------

OIL & GAS EQUIPMENT & SERVICES  1.2%
Schlumberger, Ltd. .........................................    1,742,702       119,340,233
                                                                            ---------------

OIL & GAS STORAGE & TRANSPORTATION  0.1%
Williams Cos., Inc. ........................................      509,461        14,142,637
                                                                            ---------------

OTHER DIVERSIFIED FINANCIAL SERVICES  7.6%
Bank of America Corp. ......................................    2,581,103       138,992,397
Citigroup, Inc. ............................................    5,831,000       289,159,290
J.P. Morgan Chase & Co. ....................................    7,499,382       347,071,399
                                                                            ---------------
                                                                                775,223,086
                                                                            ---------------
PACKAGED FOODS & MEATS  3.0%
Cadbury Schweppes PLC--ADR (United Kingdom).................    2,787,200       115,696,672
ConAgra Foods, Inc. ........................................    1,848,700        47,511,590
Unilever N.V. (Netherlands) ................................    5,562,200       147,342,678
                                                                            ---------------
                                                                                310,550,940
                                                                            ---------------
PHARMACEUTICALS  14.7%
Abbott Laboratories ........................................    4,601,800       214,719,988
Bristol-Myers Squibb Co. ...................................    7,135,900       177,184,397
Eli Lilly & Co. ............................................    4,105,200       219,997,668
GlaxoSmithKline PLC--ADR (United Kingdom) ..................    1,310,700        69,637,491
Pfizer, Inc. ...............................................    5,718,900       157,212,561
Roche Holdings, Inc.--ADR (Switzerland) ....................    2,242,700       202,639,607
Sanofi Aventis--ADR (France) ...............................    1,525,900        67,051,403
Schering-Plough Corp. ......................................   10,945,600       240,912,656
Wyeth ......................................................    3,109,600       150,131,488
                                                                            ---------------
                                                                              1,499,487,259
                                                                            ---------------
PROPERTY & CASUALTY INSURANCE  4.2%
Chubb Corp. ................................................    2,928,900       151,599,864
Saint Paul Travelers Cos., Inc. ............................    3,617,486       187,421,950
XL Capital, Ltd., Class A (Bermuda) ........................    1,307,300        92,975,176
                                                                            ---------------
                                                                                431,996,990
                                                                            ---------------
PUBLISHING  0.0%
Idearc, Inc. (a) ...........................................       39,411         1,085,371
                                                                            ---------------

 12                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES           VALUE
-------------------------------------------------------------------------------------------
REGIONAL BANKS  1.9%
Fifth Third Bancorp ........................................    2,279,600   $    89,884,628
PNC Financial Services Group, Inc. .........................    1,402,000        99,107,380
                                                                            ---------------
                                                                                188,992,008
                                                                            ---------------
RESTAURANTS  0.5%
McDonald's Corp. ...........................................    1,310,600        55,005,882
                                                                            ---------------

SEMICONDUCTORS  2.3%
Intel Corp. ................................................    7,244,300       154,665,805
Micron Technology, Inc. (a) ................................    5,429,400        79,269,240
                                                                            ---------------
                                                                                233,935,045
                                                                            ---------------
SOFT DRINKS  1.7%
Coca-Cola Co. ..............................................    3,717,700       174,099,891
                                                                            ---------------

SPECIALIZED CONSUMER SERVICES  0.1%
H&R Block, Inc. ............................................      425,400        10,209,600
                                                                            ---------------

SPECIALTY STORES  0.4%
Office Depot, Inc. (a) .....................................    1,200,600        45,454,716
                                                                            ---------------

SYSTEMS SOFTWARE  2.2%
Symantec Corp. (a) .........................................   10,635,500       225,472,600
                                                                            ---------------

THRIFTS & MORTGAGE FINANCE  2.3%
Freddie Mac ................................................    3,549,700       238,397,852
                                                                            ---------------

TOBACCO  1.6%
Altria Group, Inc. .........................................    1,923,600       161,986,356
                                                                            ---------------
TOTAL LONG-TERM INVESTMENTS  92.8%
(Cost $7,649,886,479)....................................................     9,477,942,346
                                                                            ---------------

SHORT-TERM INVESTMENTS  7.5%
REPURCHASE AGREEMENTS  3.2%
Citigroup, Inc. ($65,607,482 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.27%, dated
  11/30/06, to be sold on 12/01/06 at $65,617,086).......................        65,607,482
State Street Bank & Trust Corp. ($261,055,518 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.11%, dated 11/30/06, to be sold on 12/01/06 at $261,092,573).........       261,055,518
                                                                            ---------------

TOTAL REPURCHASE AGREEMENTS..............................................       326,663,000

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  4.3%
Federal National Mortgage Association Discount Notes ($435,000,000 par,
  yielding 5.26%, 12/01/06 maturity).....................................       435,000,000
                                                                            ---------------

See Notes to Financial Statements                                             13

VAN KAMPEN GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2006 continued

DESCRIPTION                                                                     VALUE
------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS  7.5%
(Cost $761,663,000).....................................................   $   761,663,000
                                                                           ---------------

TOTAL INVESTMENTS  100.3%
  (Cost $8,411,549,479).................................................    10,239,605,346
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.3%)...........................       (27,605,779)
                                                                           ---------------

NET ASSETS  100.0%......................................................   $10,211,999,567
                                                                           ===============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 14                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2006

ASSETS:
Total Investments (Cost $8,411,549,479).....................  $10,239,605,346
Cash........................................................              466
Receivables:
  Dividends.................................................       21,287,800
  Fund Shares Sold..........................................       15,261,799
  Interest..................................................           46,660
Other.......................................................          442,713
                                                              ---------------
    Total Assets............................................   10,276,644,784
                                                              ---------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       44,196,310
  Fund Shares Repurchased...................................       12,641,030
  Distributor and Affiliates................................        3,352,992
  Investment Advisory Fee...................................        2,967,041
Trustees' Deferred Compensation and Retirement Plans........          457,035
Accrued Expenses............................................        1,030,809
                                                              ---------------
    Total Liabilities.......................................       64,645,217
                                                              ---------------
NET ASSETS..................................................  $10,211,999,567
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $ 7,891,951,019
Net Unrealized Appreciation.................................    1,828,055,867
Accumulated Net Realized Gain...............................      445,049,604
Accumulated Undistributed Net Investment Income.............       46,943,077
                                                              ---------------
NET ASSETS..................................................  $10,211,999,567
                                                              ===============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $7,711,863,156 and 340,986,504 shares of
    beneficial interest issued and outstanding).............  $         22.62
    Maximum sales charge (5.75%* of offering price).........             1.38
                                                              ---------------
    Maximum offering price to public........................  $         24.00
                                                              ===============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $869,868,771 and 38,720,673 shares of
    beneficial interest issued and outstanding).............  $         22.47
                                                              ===============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $620,565,049 and 27,665,816 shares of
    beneficial interest issued and outstanding).............  $         22.43
                                                              ===============
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $128,510,815 and 5,681,176 shares of
    beneficial interest issued and outstanding).............  $         22.62
                                                              ===============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $881,191,776 and 38,933,694 shares of
    beneficial interest issued and outstanding).............  $         22.63
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             15

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended November 30, 2006

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of
  $5,060,850)...............................................  $  195,814,682
Interest....................................................      34,037,092
                                                              --------------
    Total Income............................................     229,851,774
                                                              --------------
EXPENSES:
Investment Advisory Fee.....................................      33,261,871
Distribution (12b-1) and Service Fees
    Class A.................................................      17,539,431
    Class B.................................................       2,605,471
    Class C.................................................       5,880,139
    Class R.................................................         428,734
Transfer Agent Fees.........................................      13,420,939
Reports to Shareholders.....................................       1,451,584
Accounting and Administrative Expenses......................       1,037,841
Custody.....................................................         511,577
Registration Fees...........................................         381,235
Professional Fees...........................................         206,310
Trustees' Fees and Related Expenses.........................         154,552
Other.......................................................         296,074
                                                              --------------
    Total Expenses..........................................      77,175,758
    Less Credits Earned on Cash Balances....................         318,052
                                                              --------------
    Net Expenses............................................      76,857,706
                                                              --------------
NET INVESTMENT INCOME.......................................  $  152,994,068
                                                              ==============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
    Investments.............................................  $  483,017,651
    Futures.................................................       1,179,026
    Foreign Currency Transactions...........................        (195,626)
                                                              --------------
Net Realized Gain...........................................     484,001,051
                                                              --------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   1,241,795,183
  End of the Period.........................................   1,828,055,867
                                                              --------------
Net Unrealized Appreciation During the Period...............     586,260,684
                                                              --------------
NET REALIZED AND UNREALIZED GAIN............................  $1,070,261,735
                                                              --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $1,223,255,803
                                                              ==============

 16                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                           FOR THE              FOR THE
                                                         YEAR ENDED           YEAR ENDED
                                                      NOVEMBER 30, 2006    NOVEMBER 30, 2005
                                                      --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...............................   $   152,994,068      $    87,938,044
Net Realized Gain...................................       484,001,051          648,603,576
Net Unrealized Appreciation During the Period.......       586,260,684          250,989,574
                                                       ---------------      ---------------
Change in Net Assets from Operations................     1,223,255,803          987,531,194
                                                       ---------------      ---------------

Distributions from Net Investment Income:
  Class A Shares....................................      (101,421,070)         (73,132,868)
  Class B Shares....................................        (9,548,668)          (4,526,396)
  Class C Shares....................................        (4,370,515)          (2,486,550)
  Class R Shares....................................          (976,366)            (307,681)
  Class I Shares....................................       (14,261,109)          (2,949,270)
                                                       ---------------      ---------------
                                                          (130,577,728)         (83,402,765)
                                                       ---------------      ---------------

Distributions from Net Realized Gain:
  Class A Shares....................................      (475,860,962)         (64,555,250)
  Class B Shares....................................       (67,110,795)         (10,382,629)
  Class C Shares....................................       (41,387,740)          (5,487,323)
  Class R Shares....................................        (3,700,335)            (271,074)
  Class I Shares....................................       (57,401,008)            (431,446)
                                                       ---------------      ---------------
                                                          (645,460,840)         (81,127,722)
                                                       ---------------      ---------------
Total Distributions.................................      (776,038,568)        (164,530,487)
                                                       ---------------      ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES........................................       447,217,235          823,000,707
                                                       ---------------      ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...........................     2,488,267,671        2,884,519,526
Net Asset Value of Shares Issued Through Dividend
  Reinvestment......................................       704,457,896          148,508,282
Cost of Shares Repurchased..........................    (2,167,914,672)      (1,990,073,750)
                                                       ---------------      ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS......................................     1,024,810,895        1,042,954,058
                                                       ---------------      ---------------
TOTAL INCREASE IN NET ASSETS........................     1,472,028,130        1,865,954,765
NET ASSETS:
Beginning of the Period.............................     8,739,971,437        6,874,016,672
                                                       ---------------      ---------------
End of the Period (Including accumulated
  undistributed net investment income of $46,943,077
  and $24,729,520, respectively)....................   $10,211,999,567      $ 8,739,971,437
                                                       ===============      ===============

See Notes to Financial Statements                                             17

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED NOVEMBER 30,
CLASS A SHARES                          --------------------------------------------------------
                                          2006        2005        2004        2003        2002
                                        --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................    $  21.72    $  19.55    $  16.95    $  14.70    $  17.23
                                        --------    --------    --------    --------    --------
  Net Investment Income (a).........        0.35        0.26        0.23        0.19        0.17
  Net Realized and Unrealized
    Gain/Loss.......................        2.43        2.38        2.59        2.22       (2.07)
                                        --------    --------    --------    --------    --------
Total from Investment Operations....        2.78        2.64        2.82        2.41       (1.90)
                                        --------    --------    --------    --------    --------
Less:
  Distributions from Net Investment
    Income..........................        0.31        0.25        0.22        0.16        0.19
  Distributions from Net
    Realized Gain...................        1.57        0.22         -0-         -0-        0.44
                                        --------    --------    --------    --------    --------
Total Distributions.................        1.88        0.47        0.22        0.16        0.63
                                        --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE
  PERIOD............................    $  22.62    $  21.72    $  19.55    $  16.95    $  14.70
                                        ========    ========    ========    ========    ========

Total Return (b)....................      13.76%      13.74%      16.72%      16.54%     -11.48%
Net Assets at End of the Period (In
  millions).........................    $7,711.9    $6,439.4    $5,447.7    $3,359.3    $2,064.2
Ratio of Expenses to Average Net
  Assets............................       0.79%       0.80%       0.81%       0.86%       0.85%
Ratio of Net Investment Income to
  Average Net Assets................       1.66%       1.27%       1.25%       1.24%       1.05%
Portfolio Turnover..................         30%         43%         45%         61%         66%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 18                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED NOVEMBER 30,
CLASS B SHARES                               ------------------------------------------------
                                              2006       2005      2004      2003      2002
                                             ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................    $ 21.52    $19.37    $16.81    $14.57    $ 17.09
                                             -------    ------    ------    ------    -------
  Net Investment Income (a)..............       0.34      0.10      0.09      0.07       0.04
  Net Realized and Unrealized
    Gain/Loss............................       2.41      2.37      2.55      2.22      (2.05)
                                             -------    ------    ------    ------    -------
Total from Investment Operations.........       2.75      2.47      2.64      2.29      (2.01)
                                             -------    ------    ------    ------    -------
Less:
  Distributions from Net Investment
    Income...............................       0.23      0.10      0.08      0.05       0.07
  Distributions from Net Realized Gain...       1.57      0.22       -0-       -0-       0.44
                                             -------    ------    ------    ------    -------
Total Distributions......................       1.80      0.32      0.08      0.05       0.51
                                             -------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE PERIOD.......    $ 22.47    $21.52    $19.37    $16.81    $ 14.57
                                             =======    ======    ======    ======    =======

Total Return (b).........................     13.70%(c) 12.93%    15.76%    15.73%    -12.16%
Net Assets at End of the Period
  (In millions)..........................    $ 869.9    $916.6    $902.9    $808.1    $ 627.4
Ratio of Expenses to Average Net
  Assets.................................      0.84%(c)  1.56%     1.57%     1.62%      1.60%
Ratio of Net Investment Income to
  Average Net Assets.....................      1.60%(c)   .50%      .48%      .49%       .27%
Portfolio Turnover.......................        30%       43%       45%       61%        66%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

See Notes to Financial Statements                                             19

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED NOVEMBER 30,
CLASS C SHARES                               ------------------------------------------------
                                              2006      2005      2004      2003       2002
                                             ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................    $21.56    $19.41    $16.83    $ 14.58    $ 17.15
                                             ------    ------    ------    -------    -------
  Net Investment Income (a)..............      0.19      0.10      0.09       0.08       0.05
  Net Realized and Unrealized
    Gain/Loss............................      2.41      2.37      2.57       2.22      (2.11)
                                             ------    ------    ------    -------    -------
Total from Investment Operations.........      2.60      2.47      2.66       2.30      (2.06)
                                             ------    ------    ------    -------    -------
Less:
  Distributions from Net
    Investment Income....................      0.16      0.10      0.08       0.05       0.07
  Distributions from Net
    Realized Gain........................      1.57      0.22       -0-        -0-       0.44
                                             ------    ------    ------    -------    -------
Total Distributions......................    $ 1.73    $ 0.32    $ 0.08    $  0.05    $  0.51
                                             ------    ------    ------    -------    -------
NET ASSET VALUE, END OF THE PERIOD.......    $22.43    $21.56    $19.41    $ 16.83    $ 14.58
                                             ======    ======    ======    =======    =======

Total Return (b).........................    12.88%    12.90%    15.86%     15.79%(c) -12.15%
Net Assets at End of the Period
  (In millions)..........................    $620.6    $557.2    $468.7    $ 346.4    $ 209.1
Ratio of Expenses to Average Net
  Assets.................................     1.54%     1.56%     1.57%      1.62%      1.60%
Ratio of Net Investment Income to
  Average Net Assets.....................     0.91%     0.51%     0.49%      0.52%(c)   0.29%
Portfolio Turnover.......................       30%       43%       45%        61%        66%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Ratio of Net Investment Income to Average Net Assets and Total Return of .04%.

 20                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                              OCTOBER 1, 2002
                                                                              (COMMENCEMENT OF
                                                                               OPERATIONS) TO
                                            YEAR ENDED NOVEMBER 30,             NOVEMBER 30,
CLASS R SHARES                        --------------------------------------------------------
                                       2006      2005      2004      2003           2002
                                      --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................    $21.72    $19.55    $16.96    $14.70         $13.67
                                      ------    ------    ------    ------         ------
  Net Investment Income (a).......       .31       .21       .19       .14            .01
  Net Realized and
    Unrealized Gain...............      2.42      2.38      2.57      2.24           1.02
                                      ------    ------    ------    ------         ------
Total from Investment
  Operations......................      2.73      2.59      2.76      2.38           1.03
                                      ------    ------    ------    ------         ------
Less:
  Distributions from Net
    Investment Income.............       .26       .20       .17       .12            -0-
  Distributions from Net Realized
    Gain..........................      1.57       .22       -0-       -0-            -0-
                                      ------    ------    ------    ------         ------
Total Distributions...............      1.83       .42       .17       .12            -0-
                                      ------    ------    ------    ------         ------
NET ASSET VALUE, END OF THE
  PERIOD..........................    $22.62    $21.72    $19.55    $16.96         $14.70
                                      ======    ======    ======    ======         ======

Total Return (b)..................    13.48%    13.46%    16.36%    16.31%         7.53%*
Net Assets at End of the Period
  (In millions)...................    $128.5    $ 45.1    $ 19.0    $  8.0         $   .1
Ratio of Expenses to Average Net
  Assets..........................     1.04%     1.05%     1.07%     1.15%          1.56%
Ratio of Net Investment Income to
  Average Net Assets..............     1.46%     1.02%     1.02%      .89%          2.45%
Portfolio Turnover................       30%       43%       45%       61%            66%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and services of up to .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             21

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                           OCTOBER 19, 2004
                                                                           (COMMENCEMENT OF
                                                          YEAR ENDED        OPERATIONS) TO
                                                         NOVEMBER 30,        NOVEMBER 30,
CLASS I SHARES                                         ------------------------------------
                                                        2006      2005           2004
                                                       ------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.............  $21.73    $19.55         $18.34
                                                       ------    ------         ------
  Net Investment Income (a)..........................     .41       .28            .05
  Net Realized and Unrealized Gain...................    2.43      2.42           1.16
                                                       ------    ------         ------
Total from Investment Operations.....................    2.84      2.70           1.21
                                                       ------    ------         ------
Less:
  Distributions from Net Investment Income...........     .37       .30            -0-
  Distributions from Net Realized Gain...............    1.57       .22            -0-
                                                       ------    ------         ------
Total Distributions..................................    1.94       .52            -0-
                                                       ------    ------         ------
NET ASSET VALUE, END OF THE PERIOD...................  $22.63    $21.73         $19.55
                                                       ======    ======         ======

Total Return (b).....................................  13.98%    14.11%          6.60%*
Net Assets at End of the Period (In millions)........  $881.2    $781.6         $ 35.6
Ratio of Expenses to Average Net Assets..............    .54%      .57%           .62%
Ratio of Net Investment Income to Average Net
  Assets.............................................   1.92%     1.41%          2.51%
Portfolio Turnover...................................     30%       43%            45%
*  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

 22                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Growth and Income Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek income and long-term growth of capital. The Fund commenced investment operations on August 1, 1946. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class R Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2006 continued

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    At November 30, 2006, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $8,453,204,492
                                                              ==============
Gross tax unrealized appreciation...........................  $1,823,886,867
Gross tax unrealized depreciation...........................     (37,486,013)
                                                              --------------
Net tax unrealized appreciation on investments..............  $1,786,400,854
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended November 30, 2006 and 2005 was as follows:

                                                                  2006            2005
Distributions paid from:
  Ordinary income...........................................  $185,445,090    $ 83,402,765
  Long-term capital gain....................................   590,593,478      81,127,722
                                                              ------------    ------------
                                                              $776,038,568    $164,530,487
                                                              ============    ============

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2006 continued

    Permanent differences, primarily due to net realized gains and losses on foreign currency transactions, resulted in the following reclassifications among the Fund's components of net assets at November 30, 2006:

ACCUMULATED UNDISTRIBUTED  ACCUMULATED NET
  NET INVESTMENT INCOME     REALIZED GAIN    CAPITAL
       $(202,783)             $202,783         -0-

    As of November 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $100,566,303
Undistributed long-term capital gain........................   433,484,482

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended November 30, 2006, the Fund's custody fee was reduced by $318,052 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $150 million..........................................     .50%
Next $100 million...........................................     .45%
Next $100 million...........................................     .40%
Over $350 million...........................................     .35%

    For the year ended November 30, 2006, the Fund recognized expenses of approximately $174,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended November 30, 2006, the Fund recognized expenses of approximately $369,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended November 30, 2006, the Fund recognized expenses of approximately $12,361,000 representing transfer agency fees paid to

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2006 continued

VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $285,678 are included in "Other" assets on the Statement of Assets and Liabilities at November 30, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended November 30, 2006, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $1,400.

    For the year ended November 30, 2006, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $2,342,200 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $1,097,800. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the years ended November 30, 2006 and 2005, transactions were as follows:

                                           FOR THE                           FOR THE
                                         YEAR ENDED                         YEAR ENDED
                                      NOVEMBER 30, 2006                 NOVEMBER 30, 2005
                               -------------------------------    ------------------------------
                                  SHARES            VALUE           SHARES            VALUE
Sales:
  Class A....................    89,570,644    $ 1,897,773,846     89,835,780    $ 1,844,510,446
  Class B....................     4,381,084         91,912,648      5,184,717        105,305,850
  Class C....................     5,690,447        119,259,557      5,824,483        119,128,022
  Class R....................     4,490,923         95,365,016      1,494,556         30,418,510
  Class I....................    13,429,944        283,956,604     36,667,976        785,156,698
                               ------------    ---------------    -----------    ---------------
Total Sales..................   117,563,042    $ 2,488,267,671    139,007,512    $ 2,884,519,526
                               ============    ===============    ===========    ===============
Dividend Reinvestment:
  Class A....................    25,143,345    $   523,237,338      6,188,140    $   124,492,309
  Class B....................     3,404,209         70,227,934        692,109         13,723,679
  Class C....................     1,787,377         36,952,779        323,464          6,431,897
  Class R....................       201,131          4,188,077         24,085            487,447
  Class I....................     3,357,122         69,851,768        160,359          3,372,950
                               ------------    ---------------    -----------    ---------------
Total Dividend
  Reinvestment...............    33,893,184    $   704,457,896      7,388,157    $   148,508,282
                               ============    ===============    ===========    ===============

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2006 continued

                                           FOR THE                           FOR THE
                                         YEAR ENDED                         YEAR ENDED
                                      NOVEMBER 30, 2006                 NOVEMBER 30, 2005
                               -------------------------------    ------------------------------
                                  SHARES            VALUE           SHARES            VALUE
Repurchases:
  Class A....................   (70,195,990)   $(1,492,526,152)   (78,244,653)   $(1,632,172,238)
  Class B....................   (11,662,380)      (244,462,359)    (9,886,956)      (201,526,433)
  Class C....................    (5,660,160)      (118,862,488)    (4,452,439)       (90,769,333)
  Class R....................    (1,088,521)       (23,083,258)      (415,237)        (8,537,847)
  Class I....................   (13,814,783)      (288,980,415)    (2,688,072)       (57,067,899)
                               ------------    ---------------    -----------    ---------------
Total Repurchases............  (102,421,834)   $(2,167,914,672)   (95,687,357)   $(1,990,073,750)
                               ============    ===============    ===========    ===============

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the year ended November 30, 2006, the Fund received redemption fees of approximately $29,900, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $3,066,675,936 and $2,623,369,823, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin.

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2006 continued

During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

    Transactions in futures contracts for the year ended November 30, 2006, were as follows:

                                                              CONTRACTS
Outstanding at November 30, 2005............................     550
Futures Opened..............................................     -0-
Futures Closed..............................................    (550)
                                                                ----
Outstanding at November 30, 2006............................     -0-
                                                                ====

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to .50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $0 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal, which is located at the back of this Report.

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2006 continued

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN GROWTH AND INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Growth and Income Fund:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Growth and Income Fund (the "Fund"), including the portfolio of investments, as of November 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Growth and Income Fund at November 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP
Chicago, Illinois
January 11, 2007

VAN KAMPEN GROWTH AND INCOME FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended November 30, 2006. For corporate shareholders, 76% of the distributions qualify for the dividends received deduction. The Fund designated and paid $590,593,478 as a long-term capital gain distribution. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $185,445,090 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN GROWTH AND INCOME FUND

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)            Trustee      Trustee     Chairman and Chief             71       Trustee/Director/
Blistex Inc.                               since 2003  Executive Officer of                    Managing General
1800 Swift Drive                                       Blistex Inc., a consumer                Partner of funds in
Oak Brook, IL 60523                                    health care products                    the Fund Complex.
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (68)          Trustee      Trustee     Prior to January 1999,         71       Trustee/Director/
33971 Selva Road                           since 1999  Chairman and Chief                      Managing General
Suite 130                                              Executive Officer of the                Partner of funds in
Dana Point, CA 92629                                   Allstate Corporation                    the Fund Complex.
                                                       ("Allstate") and Allstate               Director of Amgen
                                                       Insurance Company. Prior                Inc., a
                                                       to January 1995,                        biotechnological
                                                       President and Chief                     company, and Director
                                                       Executive Officer of                    of Valero Energy
                                                       Allstate. Prior to August               Corporation, an
                                                       1994, various management                independent refining
                                                       positions at Allstate.                  company.

VAN KAMPEN GROWTH AND INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)             Trustee      Trustee     President of CAC, L.L.C.,      71       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of
4350 LaJolla Village Drive                             offering capital                        funds in the Fund
Suite 980                                              investment and management               Complex. Director of
San Diego, CA 92122-6223                               advisory services. Prior                Quidel Corporation,
                                                       to February 2001, Vice                  Stericycle, Inc.,
                                                       Chairman and Director of                Ventana Medical
                                                       Anixter International,                  Systems, Inc., and
                                                       Inc., a global                          GATX Corporation, and
                                                       distributor of wire,                    Trustee of The
                                                       cable and communications                Scripps Research
                                                       connectivity products.                  Institute. Prior to
                                                       Prior to July 2000,                     January 2005, Trustee
                                                       Managing Partner of                     of the University of
                                                       Equity Group Corporate                  Chicago Hospitals and
                                                       Investment (EGI), a                     Health Systems. Prior
                                                       company that makes                      to April 2004,
                                                       private investments in                  Director of
                                                       other companies.                        TheraSense, Inc.
                                                                                               Prior to January
                                                                                               2004, Director of
                                                                                               TeleTech Holdings
                                                                                               Inc. and Arris Group,
                                                                                               Inc. Prior to May
                                                                                               2002, Director of
                                                                                               Peregrine Systems
                                                                                               Inc. Prior to
                                                                                               February 2001,
                                                                                               Director of IMC
                                                                                               Global Inc. Prior to
                                                                                               July 2000, Director
                                                                                               of Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare
                                                                                               Inc., Transmedia
                                                                                               Networks, Inc., CNA
                                                                                               Surety, Corp. and
                                                                                               Grupo Azcarero Mexico
                                                                                               (GAM).

VAN KAMPEN GROWTH AND INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (58)       Trustee      Trustee     Managing Partner of            71       Trustee/Director/
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                Managing General
233 South Wacker Drive                                 executive search firm.                  Partner of funds in
Suite 7000                                             Trustee on the University               the Fund Complex.
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1990, Executive Vice
                                                       President of The Exchange
                                                       National Bank.

R. Craig Kennedy (54)         Trustee      Trustee     Director and President of      71       Trustee/Director/
1744 R Street, NW                          since 1993  the German Marshall Fund                Managing General
Washington, DC 20009                                   of the United States, an                Partner of funds in
                                                       independent U.S.                        the Fund Complex.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (71)            Trustee      Trustee     Prior to 1998, President       71       Trustee/Director/
14 Huron Trace                             since 2003  and Chief Executive                     Managing General
Galena, IL 61036                                       Officer of Pocklington                  Partner of funds in
                                                       Corporation, Inc., an                   the Fund Complex.
                                                       investment holding                      Director of the Lake
                                                       company. Director of the                Forest Bank & Trust.
                                                       Marrow Foundation.

VAN KAMPEN GROWTH AND INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)           Trustee      Trustee     President of Nelson            71       Trustee/Director/
423 Country Club Drive                     since 1984  Investment Planning                     Managing General
Winter Park, FL 32789                                  Services, Inc., a                       Partner of funds in
                                                       financial planning                      the Fund Complex.
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (66)     Trustee      Trustee     President Emeritus and         71       Trustee/Director/
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 Managing General
Chicago, IL 60637                                      University of Chicago and               Partner of funds in
                                                       the Adam Smith                          the Fund Complex.
                                                       Distinguished Service                   Director of Winston
                                                       Professor in the                        Laboratories, Inc.
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           71       Trustee/Director/
(65)                                       since 1999  Officer of the National                 Managing General
815 Cumberstone Road                                   Academy of                              Partner of funds in
Harwood, MD 20776                                      Sciences/National                       the Fund Complex.
                                                       Research Council, an                    Director of Fluor
                                                       independent, federally                  Corp., an
                                                       chartered policy                        engineering,
                                                       institution, from 2001 to               procurement and
                                                       November 2003 and Chief                 construction
                                                       Operating Officer from                  organization, since
                                                       1993 to 2001. Director of               January 2004 and
                                                       the Institute for Defense               Director of Neurogen
                                                       Analyses, a federally                   Corporation, a
                                                       funded research and                     pharmaceutical
                                                       development center,                     company, since
                                                       Director of the German                  January 1998.
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN GROWTH AND INCOME FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE:*

                                                                                                                     NUMBER OF
                                               TERM OF                                                                FUNDS IN
                                              OFFICE AND                                                                FUND
                                 POSITION(S)  LENGTH OF                                                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                                     OVERSEEN
OF INTERESTED TRUSTEE               FUND        SERVED    DURING PAST 5 YEARS                                        BY TRUSTEE
Wayne W. Whalen* (67)            Trustee      Trustee     Partner in the law firm of Skadden, Arps, Slate, Meagher       71
333 West Wacker Drive                         since 1984  & Flom LLP, legal counsel to funds in the Fund Complex.
Chicago, IL 60606


NAME, AGE AND ADDRESS            OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            HELD BY TRUSTEE
Wayne W. Whalen* (67)            Trustee/Director/
333 West Wacker Drive            Managing General
Chicago, IL 60606                Partner of funds in
                                 the Fund Complex.
                                 Director of the
                                 Abraham Lincoln
                                 Presidential Library
                                 Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN GROWTH AND INCOME FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Ronald E. Robison (68)        President and            Officer     President of funds in the Fund Complex since September 2005,
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (53)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer-Global
                                                                   Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (52)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square,                                       since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer -
London, GBR E14 4QA                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN GROWTH AND INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (44)          Vice President           Officer     Managing Director and General Counsel - U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (51)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (38)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2006  Chief Financial Officer and Treasurer of Morgan Stanley
New York, NY 10020                                                 Institutional funds since 2002 and of Funds in the Fund
                                                                   Complex from January 2005 to August 2005 and since September
                                                                   2006.

                          Notice to Fund Shareholders

    As previously disclosed, a derivative action was filed on behalf of the Fund against the Fund's investment adviser, broker-dealer, distributor, and Trustees. The complaint alleges that defendants violated federal securities laws and state laws in connection with certain economic incentive programs. The case is pending before the Honorable Richard Owen, United States District Judge in the Southern District of New York. Defendants have filed a motion to dismiss the complaint in its entirety on numerous grounds, and that motion is still pending.

    On April 18, 2006, Judge Owen dismissed a separate lawsuit against Morgan Stanley and all of the same corporate defendants that are named in the derivative action. The Morgan Stanley suit related to the same incentive programs that are at issue in the derivative action, and asserted many of the same legal claims. In his decision, Judge Owen found that the programs do not violate federal law, and that defendants had made the appropriate disclosures concerning the programs. The plaintiffs in the Morgan Stanley suit did not appeal from the decision, and that decision is now final.

    In light of this decision by Judge Owen -- as well as several other decisions by other judges in the Southern District of New York and certain other courts that have dismissed similar complaints against other investment funds -- plaintiff in the derivative action has determined that the suit would be unsuccessful, if pursued further. Accordingly, plaintiff has asked Judge Owen to dismiss the action. No attorneys' fees will be paid by defendants and no consideration will be paid to the named plaintiff.

    All investors in the Fund are hereby provided notice of this proposed dismissal. If you object to the proposed dismissal, your objection must be mailed no later than February 28, 2007, in writing, to the Honorable Richard Owen, United States District Judge, United States Courthouse, Room 640, 500 Pearl Street, New York, NY 10007-1312. Copies of the objection must also be mailed to Denise Davis Schwartzman, Esquire, Chimicles & Tikellis LLP, 361 West Lancaster Avenue, Haverford, PA 19041; and Richard A. Rosen, Esquire, Paul, Weiss, Rifkind, Wharton & Garrison LLP, 1285 Avenue of the Americas, New York, NY 10019-6064.

  Van Kampen Growth and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Growth and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Growth and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                             21, 121, 221, 321
                                                                    GIANR 1/07
    (VAN KAMPEN INVESTMENTS LOGO)                           RN07-00111P-Y11/06

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in November 2006. Both editions of Exhibit B are attached.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)      The Fund's Code of Ethics is attached hereto as Exhibit 12(1).
         (2)      Not applicable.
         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2006

                                              REGISTRANT            COVERED ENTITIES(1)
AUDIT FEES........................            $31,600               N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES......            $0                    $756,000(2)
          TAX FEES...................         $2,300(3)             $79,422(4)
          ALL OTHER FEES...........           $0                    $203,498(5)
TOTAL NON-AUDIT FEES..........                $2,300                $1,038,920

TOTAL..............................           $33,900               $1,038,920


2005

                                              REGISTRANT            COVERED ENTITIES(1)
AUDIT FEES........................            $30,500               N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES.....             $0                    $235,000(2)
          TAX FEES..................          $2,000(3)             $58,688(4)
          ALL OTHER FEES...........           $0                    $879,088(5)
TOTAL NON-AUDIT FEES.........                 $2,000                $1,172,776

TOTAL..............................           $32,500               $1,172,776

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards, and a regulatory compliance project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.


--------------------------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.
(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

         A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:


         -    Van Kampen Investments Inc.
         -    Van Kampen Asset Management
         -    Van Kampen Advisors Inc.
         -    Van Kampen Funds Inc.
         -    Van Kampen Investor Services Inc.
         -    Morgan Stanley Investment Management Inc.
         -    Morgan Stanley Trust Company
         -    Morgan Stanley Investment Management Ltd.
         -    Morgan Stanley Investment Management Company
         -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f)     Not applicable.

(g)     See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Growth and Income Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 18, 2007

By:  /s/ James W. Garrett
     --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: January 18, 2007